UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
07/31/2025
Date of reporting period:
07/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Large Cap Accelerated Outcome ETF
TWOX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Accelerated Outcome ETF (the “Fund”) (formerly known as iShares Large Cap Accelerated ETF) for the period of January 15, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated Outcome ETF	$26(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 3.64%.
  For the same period, the S&P Total Market Index returned 6.60% and the S&P 500 Index returned 7.28%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of providing 2x upside participation up to an approximate cap, with 1x downside participation each quarter. As designed, the fund outperforms during periods of moderate growth. Since the beginning of Q3, the Fund returned 2.45%, while the S&P 500 Index returned 2.24%. For the previous outcome period (4/1/25 – 6/30/25), the Fund returned 7.40%, while the S&P 500 Index returned 10.94%.
What detracted from performance?
During the reporting period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 15, 2025 through July 31, 2025
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$13,473,412
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$32,321
Portfolio Turnover Rate	2%
The inception date of the Fund was January 15, 2025.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Call Options	4.1%
Futures	0.0	%(c)
Written Call Options	(3.5)%
Money Market Funds	0.1%
Other assets, less liabilities	0.0	(c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Material Fund changes
This is a summary of certain changes to the Fund since January 15, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective April 17, 2025, the name of the Fund was changed from iShares Large Cap Accelerated ETF to iShares Large Cap Accelerated Outcome ETF.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Accelerated Outcome ETF
Annual Shareholder Report — July 31, 2025
TWOX-07/25-AR

iShares Large Cap Max Buffer Mar ETF
MMAX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Max Buffer Mar ETF (the “Fund”) for the period of March 31, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Mar ETF	$16(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$38,203,264
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$53,804
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	107.0%
Purchased Put Options	2.0%
Futures	0.1%
Written Call Options	(10.2)%
Money Market Funds	1.1%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Mar ETF
Annual Shareholder Report — July 31, 2025
MMAX-07/25-AR

iShares Large Cap Max Buffer Jun ETF
MAXJ | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$49(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 10.21%.
  For the same period, the S&P Total Market Index returned 15.73% and the S&P 500 Index returned 16.33%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund reset in June 2025, the Fund returned 0.42%, while the S&P 500 Index returned 2.24%. Given the Fund has 11 months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 28, 2024 through July 31, 2025
Initial investment of $10,000
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.21%	10.28%
S&P Total Market Index	15.73	16.29
S&P 500 Index	16.33	16.19
Key Fund statistics
Net Assets	$161,133,895
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$645,618
Portfolio Turnover Rate	1%
The inception date of the Fund was June 28, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.7%
Purchased Put Options	4.3%
Futures	0.1%
Written Call Options	(4.8)%
Money Market Funds	0.7%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Jun ETF
Annual Shareholder Report — July 31, 2025
MAXJ-07/25-AR

iShares Large Cap Max Buffer Sep ETF
SMAX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of September 30, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$40(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 5.65%.
  For the same period, the S&P Total Market Index returned 11.02% and the S&P 500 Index returned 11.20%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund launch, the Fund returned 5.65%, while the S&P 500 Index returned 11.20%. Given the Fund has two months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 30, 2024 through July 31, 2025
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$86,401,549
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$437,097
Portfolio Turnover Rate	0%
The inception date of the Fund was September 30, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	102.2%
Purchased Put Options	0.6%
Futures	0.1%
Written Call Options	(4.0)%
Money Market Funds	1.1%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Sep ETF
Annual Shareholder Report — July 31, 2025
SMAX-07/25-AR

iShares Large Cap Max Buffer Dec ETF
DMAX | Cboe BZX Exchange
Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of December 31, 2024 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$28(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended July 31, 2025, the Fund returned 4.01%.
  For the same period, the S&P Total Market Index returned 8.09% and the S&P 500 Index returned 8.59%.
What contributed to performance?
Information technology stocks in the U.S. large-capitalization space were the largest driver of performance for the iShares Core S&P 500 ETF (“the underlying ETF”) during the reporting period. Semiconductor stocks gained amid continued demand for artificial intelligence (“AI”), and generative AI workloads in data centers, while systems software firms benefited from strong growth in their respective cloud businesses and increasing adoption of AI technologies. Stocks in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. The Fund continued to accomplish its goal of delivering upside performance up to its approximate caps in line with the underlying ETF, as well as protecting against the majority of the losses for the underlying ETF during times of market weakness.
What detracted from performance?
Since Fund launch, the Fund returned 4.01%, while the S&P 500 Index returned 8.59%. Given the Fund has five months remaining in its outcome period, the value of the options detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: December 31, 2024 through July 31, 2025
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$86,331,139
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$196,803
Portfolio Turnover Rate	3%
The inception date of the Fund was December 31, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	101.6%
Purchased Put Options	1.8%
Futures	0.1%
Written Call Options	(4.5)%
Money Market Funds	1.0%
Other assets, less liabilities	0.0 (c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	34.0%
Financials	13.8%
Consumer Discretionary	10.4%
Communication Services	9.9%
Health Care	8.8%
Industrials	8.6%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Dec ETF
Annual Shareholder Report — July 31, 2025
DMAX-07/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five series of the registrant for which the fiscal year-end is July 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $12,400 for the fiscal year ended July 31, 2024 and $63,400 for the fiscal year ended July 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2024 and July 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $9,700 for the fiscal year ended July 31, 2024 and $48,500 for the fiscal year ended July 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2024 and July 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended July 31, 2024 and $48,500 for the fiscal year ended July 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)): Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

JULY 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust

•	iShares Large Cap Accelerated Outcome ETF | TWOX | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Mar ETF | MMAX | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Jun ETF | MAXJ | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Sep ETF | SMAX | Cboe BZX Exchange

•	iShares Large Cap Max Buffer Dec ETF | DMAX | Cboe BZX Exchange

2

Schedule of Investments July 31, 2025	iShares® Large Cap Accelerated Outcome ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.3%
iShares Core S&P 500 ETF(a)(b)	21,068	$13,376,073

Total Long-Term Investments — 99.3% (Cost: $12,607,965)		13,376,073

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	20,658	20,658

Total Short-Term Securities — 0.1% (Cost: $20,658)		20,658

Options Purchased — 4.1% (Cost: $461,833)		546,939

Total Investments Before Options Written — 103.5% (Cost: $13,090,456)		13,943,670

Options Written — (3.5)% (Premiums Received: $(419,938))		(474,555)

Total Investments Net of Options Written — 100.0% (Cost: $12,670,518)		13,469,115

Other Assets Less Liabilities — 0.0%		4,297

Net Assets — 100.0%		$13,473,412

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/15/25	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$20,658	(b)	$—	$—	$—	$20,658	20,658	$1,144	$—
iShares Core S&P 500 ETF	—		15,890,171		(3,525,646)	243,440	768,108	13,376,073	21,068	78,491	—

						$243,440	$768,108	$13,396,731		$79,635	$—

(a)	The Fund commenced operations on January 15, 2025.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	4	09/19/25	$127	$3,312

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Accelerated Outcome ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	213	10/01/25	USD 620.90	USD 13,523	$546,939

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	426	10/01/25	USD 642.32	USD 27,047	$(474,555)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(419,938)	$—	$(54,617)	$(474,555)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,312	$—	$—	$—	$3,312
Options purchased
Investments at value — unaffiliated(b)	—	—	546,939	—	—	—	546,939

	$—	$—	$550,251	$—	$—	$—	$550,251

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$474,555	$—	$—	$—	$474,555

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

4	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Accelerated Outcome ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$856	$—	$—	$—	$856
Options purchased(a)(b)	—	—	489,029	—	—	—	489,029
Options written(a)	—	—	(952,435)	—	—	—	(952,435)

	$—	$—	$(462,550)	$—	$—	$—	$(462,550)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$3,312	$—	$—	$—	$3,312
Options purchased(c)	—	—	85,106	—	—	—	85,106
Options written	—	—	(54,617)	—	—	—	(54,617)

	$—	$—	$33,801	$—	$—	$—	$33,801

(a)	Includes activity from In-kind redemptions.

(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$110,078

Options:
Average value of option contracts purchased	468,834
Average value of option contracts written	424,625

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Investment Companies	$13,376,073	$—	$—	$13,376,073

Short-Term Securities

Money Market Funds	20,658	—	—	20,658

Options Purchased

Equity Contracts	546,939	—	—	546,939

	$13,943,670	$—	$—	$13,943,670

Derivative Financial Instruments(a)

Assets

Equity Contracts	$3,312	$—	$—	$3,312

Liabilities

Equity Contracts	(474,555)	—	—	(474,555)

	$(471,243)	$—	$—	$(471,243)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments July 31, 2025	iShares® Large Cap Max Buffer Mar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 107.0%
iShares Core S&P 500 ETF(a)(b)	64,391	$40,881,846

Total Long-Term Investments — 107.0% (Cost: $35,856,273)		40,881,846

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	400,428	400,428

Total Short-Term Securities — 1.1% (Cost: $400,428)		400,428

Options Purchased — 2.0% (Cost: $2,482,714)		779,421

Total Investments Before Options Written — 110.1% (Cost: $38,739,415)		42,061,695

Options Written — (10.2)% (Premiums Received: $(1,472,219))		(3,910,283)

Total Investments Net of Options Written — 99.9% (Cost: $37,267,196)		38,151,412

Other Assets Less Liabilities — 0.1%		51,852

Net Assets — 100.0%		$38,203,264

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$400,428	(b)	$—	$—	$—	$400,428	400,428	$4,534	$—
iShares Core S&P 500 ETF	—		36,733,184		(1,108,217)	231,306	5,025,573	40,881,846	64,391	122,927	—

						$231,306	$5,025,573	$41,282,274		$127,461	$—

(a)	The Fund commenced operations on March 31, 2025.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	29	09/19/25	$924	$41,245

6	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Mar ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	658	04/01/26	US	D 561.90	USD 41,776	$779,421

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	658	04/01/26	USD 607.47	USD 41,776	$(3,910,283)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(1,472,219)	$—	$(2,438,064)	$(3,910,283)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$41,245	$—	$—	$—	$41,245
Options purchased
Investments at value — unaffiliated(b)	—	—	779,421	—	—	—	779,421

	$—	$—	$820,666	$—	$—	$—	$820,666

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$3,910,283	$—	$—	$—	$3,910,283

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Mar ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$77,664	$—	$—	$—	$77,664
Options purchased(a)(b)	—	—	(17,645)	—	—	—	(17,645)
Options written(a)	—	—	(36,869)	—	—	—	(36,869)

	$—	$—	$23,150	$—	$—	$—	$23,150

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$41,245	$—	$—	$—	$41,245
Options purchased(c)	—	—	(1,703,293)	—	—	—	(1,703,293)
Options written	—	—	(2,438,064)	—	—	—	(2,438,064)

	$—	$—	$(4,100,112)	$—	$—	$—	$(4,100,112)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$853,223
Options:
Average value of option contracts purchased	1,439,995
Average value of option contracts written	2,633,933

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Investment Companies	$40,881,846	$—	$—	$40,881,846

Short-Term Securities

Money Market Funds	400,428	—	—	400,428

Options Purchased

Equity Contracts	779,421	—	—	779,421

	$42,061,695	$—	$—	$42,061,695

Derivative Financial Instruments(a)

Assets

Equity Contracts	$41,245	$—	$—	$41,245

Liabilities

Equity Contracts	(3,910,283)	—	—	(3,910,283)

	$(3,869,038)	$—	$—	$(3,869,038)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

8	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments July 31, 2025	iShares® Large Cap Max Buffer Jun ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.7%
iShares Core S&P 500 ETF(a)(b)	252,890	$160,559,860

Total Long-Term Investments — 99.7% (Cost: $148,333,334)		160,559,860

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	1,172,342	1,172,342

Total Short-Term Securities — 0.7% (Cost: $1,172,342)		1,172,342

Options Purchased — 4.3% (Cost: $8,491,094)		6,892,898

Total Investments Before Options Written — 104.7% (Cost: $157,996,770)		168,625,100

Options Written — (4.8)% (Premiums Received: $(6,569,304))		(7,683,033)

Total Investments Net of Options Written — 99.9% (Cost: $151,427,466)		160,942,067

Other Assets Less Liabilities — 0.1%		191,828

Net Assets — 100.0%		$161,133,895

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,172,342	(a)	$—	$—	$—	$1,172,342	1,172,342	$77,437	$—
iShares Core S&P 500 ETF	70,706,550	166,978,315		(99,622,671)	10,391,189	12,106,477	160,559,860	252,890	1,873,370	—

					$10,391,189	$12,106,477	$161,732,202		$1,950,807	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	110	09/19/25	$3,506	$117,296

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Jun ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	2,584	07/01/26	USD 620.90	USD 164,058	$6,892,898

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	2,584	07/01/26	USD 667.84	USD 164,058	$(7,683,033)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(6,569,304)	$—	$(1,113,729)	$(7,683,033)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$117,296	$—	$—	$—	$117,296

Options purchased

Investments at value — unaffiliated(b)	—	—	6,892,898	—	—	—	6,892,898

	$—	$—	$7,010,194	$—	$—	$—	$7,010,194

Liabilities — Derivative Financial Instruments

Options written

Options written at value	$—	$—	$7,683,033	$—	$—	$—	$7,683,033

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

10	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Jun ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$304,248	$—	$—	$—	$304,248
Options purchased(a)(b)	—	—	(6,586,594)	—	—	—	(6,586,594)
Options written(a)	—	—	(1,339,489)	—	—	—	(1,339,489)

	$—	$—	$(7,621,835)	$—	$—	$—	$(7,621,835)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$121,913	$—	$—	$—	$121,913
Options purchased(c)	—	—	(1,632,245)	—	—	—	(1,632,245)
Options written	—	—	(1,154,862)	—	—	—	(1,154,862)

	$—	$—	$(2,665,194)	$—	$—	$—	$(2,665,194)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,204,058
Options:
Average value of option contracts purchased	4,265,412
Average value of option contracts written	4,731,052

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$160,559,860	$—	$—	$160,559,860
Short-Term Securities
Money Market Funds	1,172,342	—	—	1,172,342
Options Purchased
Equity Contracts	6,892,898	—	—	6,892,898

	$168,625,100	$—	$—	$168,625,100

Derivative Financial Instruments(a)
Assets
Equity Contracts	$117,296	$—	$—	$117,296
Liabilities
Equity Contracts	(7,683,033)	—	—	(7,683,033)

	$(7,565,737)	$—	$—	$(7,565,737)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments July 31, 2025	iShares® Large Cap Max Buffer Sep ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 102.2%
iShares Core S&P 500 ETF(a)(b)	139,072	$88,296,812

Total Long-Term Investments — 102.2% (Cost: $81,711,385)		88,296,812

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	945,093	945,093

Total Short-Term Securities — 1.1% (Cost: $945,093)		945,093

Options Purchased — 0.6%
(Cost: $4,429,743)		539,124

Total Investments Before Options Written — 103.9% (Cost: $87,086,221)		89,781,029

Options Written — (4.0)%
(Premiums Received: $(2,664,313))		(3,470,243)

Total Investments Net of Options Written — 99.9% (Cost: $84,421,908)		86,310,786
Other Assets Less Liabilities — 0.1%		90,763

Net Assets — 100.0%		$86,401,549

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$945,093	(b)	$—	$—	$—	$945,093	945,093	$44,310	$—
iShares Core S&P 500 ETF	—	154,913,331		(71,463,245)	(1,738,701)	6,585,427	88,296,812	139,072	1,132,213	—

					$(1,738,701)	$6,585,427	$89,241,905		$1,176,523	$—

(a)	The Fund commenced operations on September 30, 2024.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	54	09/19/25	$1,721	$76,790

12	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Sep ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
iShares Core S&P 500 ETF	1,418	10/01/25	USD 576.82	USD 90,029	$539,124

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
iShares Core S&P 500 ETF	1,418	10/01/25	USD 622.45	USD 90,029	$(3,470,243)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(2,664,313)	$—	$(805,930)	$(3,470,243)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$76,790	$—	$—	$—	$76,790
Options purchased
Investments at value — unaffiliated(b)	—	—	539,124	—	—	—	539,124

	$—	$—	$615,914	$—	$—	$—	$615,914

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$3,470,243	$—	$—	$—	$3,470,243

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Sep ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(62,333)	$—	$—	$—	$(62,333)
Options purchased(a)(b)	—	—	1,929,437	—	—	—	1,929,437
Options written(a)	—	—	1,761,396	—	—	—	1,761,396

	$—	$—	$3,628,500	$—	$—	$—	$3,628,500

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$76,790	$—	$—	$—	$76,790
Options purchased(c)	—	—	(3,890,619)	—	—	—	(3,890,619)
Options written	—	—	(805,930)	—	—	—	(805,930)

	$—	$—	$(4,619,759)	$—	$—	$—	$(4,619,759)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,676,052
Options:
Average value of option contracts purchased	4,001,250
Average value of option contracts written	3,579,276

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$88,296,812	$—	$—	$88,296,812
Short-Term Securities
Money Market Funds	945,093	—	—	945,093
Options Purchased
Equity Contracts	539,124	—	—	539,124

	$89,781,029	$—	$—	$89,781,029

Derivative Financial Instruments(a)
Assets
Equity Contracts	$76,790	$—	$—	$76,790
Liabilities
Equity Contracts	(3,470,243)	—	—	(3,470,243)

	$(3,393,453)	$—	$—	$(3,393,453)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

14	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments July 31, 2025	iShares® Large Cap Max Buffer Dec ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 101.6%
iShares Core S&P 500 ETF(a)(b)	138,112	$87,687,309

Total Long-Term Investments — 101.6% (Cost: $81,318,938)		87,687,309

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	862,434	862,434

Total Short-Term Securities — 1.0% (Cost: $862,434)		862,434

Options Purchased — 1.8%
(Cost: $4,509,129)		1,521,700

Total Investments Before Options Written — 104.4% (Cost: $86,690,501)		90,071,443

Options Written — (4.5)%
(Premiums Received: $(2,666,121))		(3,837,160)

Total Investments Net of Options Written — 99.9% (Cost: $84,024,380)		86,234,283
Other Assets Less Liabilities — 0.1%		96,856

Net Assets — 100.0%		$86,331,139

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$862,434	(b)	$—	$—	$—	$862,434	862,434	$15,014	$—
iShares Core S&P 500 ETF	—	89,382,003		(9,159,818)	1,096,753	6,368,371	87,687,309	138,112	473,536	—

					$1,096,753	$6,368,371	$88,549,743		$488,550	$—

(a)	The Fund commenced operations on December 31, 2024.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	57	09/19/25	$1,817	$81,067

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Dec ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put iShares Core S&P 500 ETF	1,410	01/02/26	USD 588.68	USD 89,521	$1,521,700

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call iShares Core S&P 500 ETF	1,410	01/02/26	USD 638.13	USD 89,521	$ (3,837,160)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$ (2,666,121)	$—	$ (1,171,039)	$ (3,837,160)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$81,067	$—	$—	$—	$81,067
Options purchased
Investments at value — unaffiliated(b)	—	—	1,521,700	—	—	—	1,521,700

	$—	$—	$1,602,767	$—	$—	$—	$1,602,767

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$3,837,160	$—	$—	$—	$3,837,160

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

16	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) July 31, 2025	iShares® Large Cap Max Buffer Dec ETF

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$38,510	$—	$—	$—	$38,510
Options purchased(a)(b)	—	—	(206,688)	—	—	—	(206,688)
Options written(a)	—	—	(117,031)	—	—	—	(117,031)

	$—	$—	$(285,209)	$—	$—	$—	$(285,209)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$81,067	$—	$—	$—	$81,067
Options purchased(c)	—	—	(2,987,429)	—	—	—	(2,987,429)
Options written	—	—	(1,171,039)	—	—	—	(1,171,039)

	$—	$—	$(4,077,401)	$—	$—	$—	$(4,077,401)

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,693,791
Options:
Average value of option contracts purchased	3,353,297
Average value of option contracts written	2,404,734

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$87,687,309	$—	$—	$87,687,309
Short-Term Securities
Money Market Funds	862,434	—	—	862,434
Options Purchased
Equity Contracts	1,521,700	—	—	1,521,700

	$90,071,443	$—	$—	$90,071,443

Derivative Financial Instruments(a)
Assets
Equity Contracts	$81,067	$—	$—	$81,067
Liabilities
Equity Contracts	(3,837,160)	—	—	(3,837,160)

	$(3,756,093)	$—	$—	$(3,756,093)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities

July 31, 2025

	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF	iShares Large Cap Max Buffer Dec ETF

ASSETS
Investments, at value — unaffiliated(a)	$546,939	$779,421	$6,892,898	$539,124	$1,521,700
Investments, at value — affiliated(b)	13,396,731	41,282,274	161,732,202	89,241,905	88,549,743
Cash	1	4	874	111	6
Cash pledged:
Futures contracts	10,000	69,000	261,000	128,000	135,000
Receivables:
Dividends — affiliated	71	1,464	2,981	3,323	3,148

Total assets	13,953,742	42,132,163	168,889,955	89,912,463	90,209,597

LIABILITIES
Options written, at value(c)	474,555	3,910,283	7,683,033	3,470,243	3,837,160
Payables:
Investment advisory fees	5,335	15,426	60,927	34,731	35,028
Variation margin on futures contracts	440	3,190	12,100	5,940	6,270

Total liabilities	480,330	3,928,899	7,756,060	3,510,914	3,878,458

Commitments and contingent liabilities

NET ASSETS	$13,473,412	$38,203,264	$161,133,895	$86,401,549	$86,331,139

NET ASSETS CONSIST OF:
Paid-in capital	$12,627,676	$37,131,703	$151,169,099	$84,103,659	$83,751,184
Accumulated earnings	845,736	1,071,561	9,964,796	2,297,890	2,579,955

NET ASSETS	$13,473,412	$38,203,264	$161,133,895	$86,401,549	$86,331,139

NET ASSET VALUE
Shares outstanding	$520,000	$1,480,000	$5,840,000	$3,280,000	$3,320,000

Net asset value	$25.91	$25.81	$27.59	$26.34	$26.00

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None	None

(a) Investments, at cost — unaffiliated	$461,833	$2,482,714	$8,491,094	$4,429,743	$4,509,129
(b) Investments, at cost — affiliated	$12,628,623	$36,256,701	$149,505,676	$82,656,478	$82,181,372
(c) Premiums received	$419,938	$1,472,219	$6,569,304	$2,664,313	$2,666,121

See notes to financial statements.

18	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations

Year Ended July 31, 2025

	iShares Large Cap Accelerated Outcome ETF(a)	iShares Large Cap Max Buffer Mar ETF(b)	iShares Large Cap Max Buffer Jun ETF	iShares Large Cap Max Buffer Sep ETF(c)	iShares Large Cap Max Buffer Dec ETF(d)

INVESTMENT INCOME
Dividends — affiliated	$79,635	$127,461	$1,950,807	$1,176,523	$488,550
Interest — unaffiliated	185	1,164	13,060	11,492	4,663

Total investment income	79,820	128,625	1,963,867	1,188,015	493,213

EXPENSES
Investment advisory	34,397	57,379	687,983	465,431	209,127
Interest expense	221	191	602	173	338

Total expenses	34,618	57,570	688,585	465,604	209,465

Less:
Investment advisory fees waived	(2,076)	(3,575)	(42,365)	(28,334)	(12,324)
Payment by affiliate	—	—	—	—	(1,692)

Total expenses after fees waived and payment by affiliate	32,542	53,995	646,220	437,270	195,449

Net investment income	47,278	74,630	1,317,647	750,745	297,764

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,728	(983)	(73,770)	274	(10,401)
Investments — affiliated	(2,691)	56	112,608	(1,856)	(18,221)
Options written	(2,092)	(2,049)	(45,698)	23,315	(6,729)
Futures contracts	856	77,664	304,248	(62,333)	38,510
In-kind redemptions — unaffiliated(e)	(465,041)	(51,484)	(7,806,610)	3,667,244	(304,897)
In-kind redemptions — affiliated(e)	246,131	231,250	10,278,581	(1,736,845)	1,114,974

	(219,109)	254,454	2,769,359	1,889,799	813,236

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	85,106	(1,703,293)	(1,632,245)	(3,890,619)	(2,987,429)
Investments — affiliated	768,108	5,025,573	12,106,477	6,585,427	6,368,371
Options written	(54,617)	(2,438,064)	(1,154,862)	(805,930)	(1,171,039)
Futures contracts	3,312	41,245	121,913	76,790	81,067

	801,909	925,461	9,441,283	1,965,668	2,290,970

Net realized and unrealized gain	582,800	1,179,915	12,210,642	3,855,467	3,104,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$630,078	$1,254,545	$13,528,289	$4,606,212	$3,401,970

(a)	For the period from January 15, 2025 (commencement of operations) to July 31, 2025.
(b)	For the period from March 31, 2025 (commencement of operations) to July 31, 2025.
(c)	For the period from September 30, 2024 (commencement of operations) to July 31, 2025.
(d)	For the period from December 31, 2024 (commencement of operations) to July 31, 2025.
(e)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	19

Statements of Changes in Net Assets

	iShares Large Cap Accelerated Outcome ETF	iShares Large Cap Max Buffer Mar ETF
	Period From 01/15/25(a) to 07/31/25	Period From 03/31/25(a) to 07/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,278	$74,630
Net realized gain (loss)	(219,109)	254,454
Net change in unrealized appreciation (depreciation)	801,909	925,461

Net increase in net assets resulting from operations	630,078	1,254,545

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,843,334	36,948,719

NET ASSETS
Total increase in net assets	13,473,412	38,203,264
Beginning of period	—	—

End of period	$13,473,412	$38,203,264

(a)	Commencement of operations.

See notes to financial statements.

20	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Large Cap Max Buffer Jun ETF		iShares Large Cap Max Buffer Sep ETF
	Year Ended	Period From 06/28/24(a)	Period From 09/30/24(a)
	07/31/25	to 07/31/24	to 07/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,317,647	$(14,730)	$750,745
Net realized gain	2,769,359	9	1,889,799
Net change in unrealized appreciation (depreciation)	9,441,283	190,614	1,965,668

Net increase in net assets resulting from operations	13,528,289	175,893	4,606,212

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,116,641)	—	(339,380)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	76,034,819	72,511,535	82,134,717

NET ASSETS
Total increase in net assets	88,446,467	72,687,428	86,401,549
Beginning of period	72,687,428	—	—

End of period	$161,133,895	$72,687,428	$86,401,549

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	21

Statements of Changes in Net Assets (continued)

iShares Large Cap Max Buffer Dec ETF
Period From 12/31/24(a) to 07/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$297,764
Net realized gain	813,236
Net change in unrealized appreciation (depreciation)	2,290,970

Net increase in net assets resulting from operations	3,401,970

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	82,929,169

NET ASSETS
Total increase in net assets	86,331,139
Beginning of period	—

End of period	$86,331,139

(a)	Commencement of operations.

See notes to financial statements.

22	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Accelerated Outcome ETF
	Period From 01/15/25(a) to 07/31/25

Net asset value, beginning of period	$25.00

Net investment income(b)	0.09
Net realized and unrealized gain(c)	0.82

Net increase from investment operations	0.91

Net asset value, end of period	$25.91

Total Return(d)
Based on net asset value	3.64	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)

Total expenses after fees waived	0.47	%(g)

Net investment income	0.69	%(g)

Supplemental Data
Net assets, end of period (000)	$13,473

Portfolio turnover rate(h)	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Mar ETF

	Period From 03/31/25 to 07/31/25	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.05
Net realized and unrealized gain(c)	0.76

Net increase from investment operations	0.81

Net asset value, end of period	$25.81

Total Return(d)
Based on net asset value	3.25	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)

Total expenses after fees waived	0.47	%(g)

Net investment income	0.65	%(g)

Supplemental Data
Net assets, end of period (000)	$38,203

Portfolio turnover rate(h)	0	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
(i)	Rounds to less than 0.5%.

See notes to financial statements.

24	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Jun ETF

	Year Ended 07/31/25	Period From 06/28/24 to 07/31/24	(a)

Net asset value, beginning of period	$25.24	$25.00

Net investment income (loss)(b)	0.25	(0.01)
Net realized and unrealized gain(c)	2.31	0.25

Net increase from investment operations	2.56	0.24

Distributions(d)
From net investment income	(0.17)	—
From net realized gain	(0.04)	—

Total distributions	(0.21)	—

Net asset value, end of period	$27.59	$25.24

Total Return(e)
Based on net asset value	10.21%	0.95	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.50%	0.50	%(h)(i)

Total expenses after fees waived	0.47%	0.47	%(h)(i)

Net investment income (loss)	0.96%	(0.42	)%(h)(i)

Supplemental Data
Net assets, end of period (000)	$161,134	$72,687

Portfolio turnover rate(j)	1%	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.51%, 0.48% and (0.43)%, respectively.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Sep ETF
	Period From 09/30/24 to 07/31/25	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.17
Net realized and unrealized gain(c)	1.24

Net increase from investment operations	1.41

Distributions from net investment income(d)	(0.07)

Net asset value, end of period	$26.34

Total Return(e)
Based on net asset value	5.65	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)

Total expenses after fees waived	0.47	%(h)

Net investment income	0.81	%(h)

Supplemental Data
Net assets, end of period (000)	$86,402

Portfolio turnover rate(i)	0	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Rounds to less than 0.5%.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Dec ETF

	Period From 12/31/24 to 07/31/25	(a)

Net asset value, beginning of period	$25.00

Net investment income(b)	0.10
Net realized and unrealized gain(c)	0.90

Net increase from investment operations	1.00

Net asset value, end of period	$26.00

Total Return(d)
Based on net asset value	4.01	%(e)(f)

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)(i)

Total expenses after fees waived	0.47	%(h)

Net investment income	0.72	%(h)

Supplemental Data
Net assets, end of period (000)	$86,331

Portfolio turnover rate(j)	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes payment from an affiliate with no financial impact to the expense ratios.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Large Cap Accelerated Outcome(a)(b)	Non-Diversified
Large Cap Max Buffer Mar(c)	Non-Diversified
Large Cap Max Buffer Jun	Non-Diversified
Large Cap Max Buffer Sep(d)	Non-Diversified
Large Cap Max Buffer Dec(e)	Non-Diversified

(a)	Formerly known as the iShares Large Cap Accelerated ETF.
(b)	The Fund commenced operations on January 15, 2025.
(c)	The Fund commenced operations on March 31, 2025.
(d)	The Fund commenced operations on September 30, 2024.
(e)	The Fund commenced operations on December 31, 2024.

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

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Notes to Financial Statements (continued)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Large Cap Accelerated Outcome	0.50%
Large Cap Max Buffer Mar	0.50
Large Cap Max Buffer Jun	0.50
Large Cap Max Buffer Sep	0.50
Large Cap Max Buffer Dec	0.50

Expense Waivers: BFA, the investment adviser to iShares Large Cap Accelerated Outcome ETF has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA. or its affiliates through November 30, 2030. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

BFA, the investment adviser to iShares Large Cap Max Buffer Jun ETF, iShares Large Cap Max Buffer Sep ETF, iShares Large Cap Max Buffer Dec ETF and iShares Large Cap Max Buffer Mar ETF, has contractually agreed to waive a portion of its management fees to each Fund, in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund, in other funds advised by BFA, or its affiliates, through November 30, 2029. The contractual waiver may be terminated prior to November 30, 2029, only upon written agreement of the Trust and BFA. These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
Large Cap Accelerated Outcome	$ 2,076
Large Cap Max Buffer Mar	3,575
Large Cap Max Buffer Jun	42,365
Large Cap Max Buffer Sep	28,334
Large Cap Max Buffer Dec	12,324

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements (continued)

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

During the period ended July 31, 2025, iShares Large Cap Max Buffer Dec ETF received a reimbursement of $1,692 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

6. PURCHASES AND SALES

For the period ended July 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Large Cap Accelerated Outcome	$ 15,890,172	$ 285,168
Large Cap Max Buffer Mar	36,875,118	8,989
Large Cap Max Buffer Jun	168,421,327	1,935,525
Large Cap Max Buffer Sep	155,050,186	18,537
Large Cap Max Buffer Dec	89,515,538	2,026,245

For the period ended July 31, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Large Cap Accelerated Outcome	$ —	$ 3,240,479
Large Cap Max Buffer Mar	—	1,099,228
Large Cap Max Buffer Jun	—	97,461,097
Large Cap Max Buffer Sep	—	71,444,709
Large Cap Max Buffer Dec	—	7,135,266

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in capital	Accumulated earnings (loss)
Large Cap Accelerated Outcome	$ (215,658)	$215,658
Large Cap Max Buffer Mar	182,984	(182,984)
Large Cap Max Buffer Jun	2,637,471	(2,637,471)
Large Cap Max Buffer Sep	1,968,942	(1,968,942)
Large Cap Max Buffer Dec	822,015	(822,015)

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 07/31/25
Large Cap Max Buffer Jun
Ordinary income	$987,059
Long term capital gains	129,582

$1,116,641

Large Cap Max Buffer Sep
Ordinary income	$339,380

As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Large Cap Accelerated Outcome	$ 50,473	$ 1,474	$ 793,789	$ 845,736
Large Cap Max Buffer Mar	120,961	69,415	881,185	1,071,561
Large Cap Max Buffer Jun	522,728	49,832	9,392,236	9,964,796
Large Cap Max Buffer Sep	411,365	—	1,886,525	2,297,890
Large Cap Max Buffer Dec	348,472	73,746	2,157,737	2,579,955

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Accelerated Outcome	$ 13,093,172	$ 853,214	$(57,333)	$ 795,881
Large Cap Max Buffer Mar	38,739,415	5,025,573	(4,141,357)	884,216
Large Cap Max Buffer Jun	157,996,867	12,226,524	(2,712,022)	9,514,502
Large Cap Max Buffer Sep	87,086,351	6,585,427	(4,696,679)	1,888,748
Large Cap Max Buffer Dec	86,708,723	6,368,371	(4,176,690)	2,191,681

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 07/31/25		Period from 06/28/24(a) to 07/31/24

iShares ETF	Shares	Amount	Shares	Amount

Large Cap Accelerated Outcome(b)

Shares sold	640,000	$15,799,835	—	$—

Shares redeemed	(120,000)	(2,956,501)	—	—

	520,000	$12,843,334	—	$—

Large Cap Max Buffer Mar(c)

Shares sold	1,520,000	$37,979,211	—	$—

Shares redeemed	(40,000)	(1,030,492)	—	—

	1,480,000	$36,948,719	—	$—

Large Cap Max Buffer Jun

Shares sold	6,600,000	$172,313,462	2,880,000	$72,511,535

Shares redeemed	(3,640,000)	(96,278,643)	—	—

	2,960,000	$76,034,819	2,880,000	$72,511,535

Large Cap Max Buffer Sep(d)

Shares sold	6,320,000	$158,418,441	—	$—

Shares redeemed	(3,040,000)	(76,283,724)	—	—

	3,280,000	$82,134,717	—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (continued)

	Period Ended 07/31/25		Period from 06/28/24(a) to 07/31/24
iShares ETF	Shares	Amount	Shares	Amount

Large Cap Max Buffer Dec(e)
Shares sold	3,600,000	$90,115,339	—	$—
Shares redeemed	(280,000)	(7,186,170)	—	—

	3,320,000	$82,929,169	—	$—

(a)	Commencement of operations.
(b)	Commencement of operations was January 15, 2025.
(c)	Commencement of operations was March 31, 2025.
(d)	Commencement of operations was September 30, 2024.
(e)	Commencement of operations was December 31, 2024.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares Large Cap Accelerated Outcome ETF(1)

iShares Large Cap Max Buffer Mar ETF(2)

iShares Large Cap Max Buffer Jun ETF(3)

iShares Large Cap Max Buffer Sep ETF(4)

iShares Large Cap Max Buffer Dec ETF(5)

(1)	Statement of operations and statement of changes in net assets for the period January 15, 2025 (commencement of operations) through July 31, 2025

(2)	Statement of operations and statement of changes in net assets for the period March 31, 2025 (commencement of operations) through July 31, 2025

(3)

Statement of operations for the year ended July 31, 2025, and statement of changes in net assets for the year ended July 31, 2025 and the period June 28, 2024 (commencement of operations) through July 31, 2024

(4)	Statement of operations and statement of changes in net assets for the period September 30, 2024 (commencement of operations) through July 31, 2025

(5)	Statement of operations and statement of changes in net assets for the period December 31, 2024 (commencement of operations) through July 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 23, 2025

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	35

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal period ended July 31, 2025:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

Large Cap Accelerated Outcome	$1,027
Large Cap Max Buffer Mar	1,930
Large Cap Max Buffer Jun	205,075
Large Cap Max Buffer Sep	8,415
Large Cap Max Buffer Dec	7,074

The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended July 31, 2025:

iShares ETF	Qualified Short-Term Capital Gains

Large Cap Max Buffer Jun	$82,183

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Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	37

Board Review and Approval of Investment Advisory Contract

iShares Large Cap Max Buffer Mar ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing

38	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

iShares Large Cap Max Buffer Jun ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

40	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

42	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2025

Statement of Assets and Liabilities (Unaudited)

July 31, 2025

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	883,744	$667,659,755
Boeing Co. (The)(a)(b)	9,006,181	1,997,931,193
GE Aerospace	12,737,334	3,452,836,501
General Dynamics Corp.	3,009,350	937,743,553
Howmet Aerospace, Inc.(a)	4,822,181	866,883,478
Huntington Ingalls Industries, Inc.	468,528	130,653,718
L3Harris Technologies, Inc.	2,232,687	613,587,041
Lockheed Martin Corp.	2,490,668	1,048,521,415
Northrop Grumman Corp.	1,616,181	931,906,126
RTX Corp.	15,957,896	2,514,485,673
Textron, Inc.(a)	2,156,950	167,746,002
TransDigm Group, Inc.	670,737	1,078,853,635

		14,408,808,090

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,413,642	163,021,195
Expeditors International of Washington, Inc.	1,636,016	190,170,500
FedEx Corp.	2,632,871	588,420,340
United Parcel Service, Inc., Class B	8,763,968	755,103,483

		1,696,715,518

Automobile Components — 0.0%
Aptiv plc(b)	2,601,447	178,563,322

Automobiles — 1.8%
Ford Motor Co.	46,651,559	516,432,758
General Motors Co.	11,485,206	612,620,888
Tesla, Inc.(a)(b)	33,471,599	10,318,289,824

		11,447,343,470

Banks — 3.6%
Bank of America Corp.	78,271,769	3,699,906,521
Citigroup, Inc.	22,309,202	2,090,372,227
Citizens Financial Group, Inc.	5,179,890	247,184,351
Fifth Third Bancorp	7,975,794	331,553,757
Huntington Bancshares, Inc.	17,401,154	285,900,960
JPMorgan Chase & Co.	33,195,282	9,833,770,340
KeyCorp	11,781,582	211,125,949
M&T Bank Corp.	1,917,694	361,868,858
PNC Financial Services Group, Inc. (The)	4,724,424	898,916,155
Regions Financial Corp.	10,738,034	271,994,401
Truist Financial Corp.	15,642,154	683,718,551
US Bancorp	18,610,528	836,729,339
Wells Fargo & Co.	38,871,002	3,134,168,891

		22,887,210,300

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,172,547	62,677,981
Coca-Cola Co. (The)	46,268,357	3,141,158,757
Constellation Brands, Inc., Class A	1,828,088	305,363,820
Keurig Dr Pepper, Inc.	16,223,482	529,696,687
Molson Coors Beverage Co., Class B	2,049,589	99,855,976
Monster Beverage Corp.(a)(b)	8,386,749	492,721,504
PepsiCo, Inc.	16,376,795	2,258,687,566

		6,890,162,291

Biotechnology — 1.6%
AbbVie, Inc.	21,099,445	3,988,217,094
Amgen, Inc.	6,422,307	1,895,222,796
Biogen, Inc.(a)(b)	1,749,707	223,962,496
Gilead Sciences, Inc.	14,858,101	1,668,416,161
Incyte Corp.(a)(b)	1,913,176	143,277,750
Moderna, Inc.(a)(b)	4,065,271	120,169,411
Regeneron Pharmaceuticals, Inc.	1,240,156	676,455,492

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(b)	3,067,783	$1,401,578,019

		10,117,299,219

Broadline Retail — 4.2%
Amazon.com, Inc.(b)	112,859,332	26,421,498,214
eBay, Inc.	5,506,753	505,244,588

		26,926,742,802

Building Products — 0.5%
A O Smith Corp.	1,388,890	98,319,523
Allegion plc	1,028,053	170,574,554
Builders FirstSource, Inc.(a)(b)	1,319,930	167,802,701
Carrier Global Corp.	9,524,060	653,540,997
Johnson Controls International plc	7,859,781	825,277,005
Lennox International, Inc.	381,480	232,321,320
Masco Corp.	2,524,451	171,990,846
Trane Technologies plc	2,664,272	1,167,164,278

		3,486,991,224

Capital Markets — 3.5%
Ameriprise Financial, Inc.	1,131,405	586,282,757
Bank of New York Mellon Corp. (The)	8,545,104	866,900,801
BlackRock, Inc.(c)	1,739,558	1,923,968,544
Blackstone, Inc., Class A	8,715,462	1,507,426,308
CBOE Global Markets, Inc.	1,250,971	301,534,050
Charles Schwab Corp. (The)	20,400,699	1,993,760,313
CME Group, Inc., Class A	4,304,633	1,197,893,271
Coinbase Global, Inc., Class A(a)(b)	2,525,391	953,991,704
FactSet Research Systems, Inc.	452,389	182,267,528
Franklin Resources, Inc.	3,689,909	88,557,816
Goldman Sachs Group, Inc. (The)	3,665,114	2,652,039,839
Intercontinental Exchange, Inc.	6,852,207	1,266,493,420
Invesco Ltd.	5,340,506	112,204,031
KKR & Co., Inc.	8,085,623	1,185,190,619
MarketAxess Holdings, Inc.	449,229	92,316,559
Moody’s Corp	1,847,676	952,901,943
Morgan Stanley	14,755,419	2,102,056,991
MSCI, Inc.	924,986	519,250,141
Nasdaq, Inc.	4,937,537	475,089,810
Northern Trust Corp	2,323,897	302,106,610
Raymond James Financial, Inc.	2,168,798	362,471,210
S&P Global, Inc.	3,750,219	2,066,745,691
State Street Corp.	3,406,140	380,636,145
T. Rowe Price Group, Inc.	2,607,017	264,481,875

		22,336,567,976

Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,657,847	765,140,994
Albemarle Corp.	1,398,361	94,878,794
CF Industries Holdings, Inc.	1,935,769	179,697,436
Corteva, Inc.	8,148,697	587,765,515
Dow, Inc.	8,442,922	196,635,653
DuPont de Nemours, Inc.	4,998,797	359,413,504
Eastman Chemical Co.	1,378,978	100,127,593
Ecolab, Inc.	3,014,002	788,945,164
International Flavors & Fragrances, Inc.	3,055,325	217,019,735
Linde plc	5,622,899	2,587,995,494
LyondellBasell Industries NV, Class A	3,071,509	177,932,516
Mosaic Co. (The)	3,782,051	136,191,656
PPG Industries, Inc.	2,711,570	286,070,635
Sherwin-Williams Co. (The)	2,753,800	911,177,344

		7,388,992,033

Commercial Services & Supplies — 0.5%
Cintas Corp.	4,100,057	912,467,685
Copart, Inc.(a)(b)	10,501,118	476,015,679
Republic Services, Inc.	2,426,325	559,631,861

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins, Inc.	3,357,650	$192,292,616
Veralto Corp.	2,960,312	310,329,507
Waste Management, Inc.	4,373,863	1,002,314,445

		3,453,051,793

Communications Equipment — 0.9%
Arista Networks, Inc.(a)(b)	12,300,282	1,515,640,748
Cisco Systems, Inc.	47,519,196	3,235,106,864
F5, Inc.(a)(b)	686,568	215,184,143
Motorola Solutions, Inc.	1,994,235	875,429,280

		5,841,361,035

Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	1,769,693	718,725,418

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	720,529	414,217,712
Vulcan Materials Co.	1,577,972	433,421,569

		847,639,281

Consumer Finance — 0.6%
American Express Co.	6,611,322	1,978,834,788
Capital One Financial Corp.	7,640,500	1,642,707,500
Synchrony Financial	4,547,316	316,811,506

		3,938,353,794

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,299,755	4,979,861,788
Dollar General Corp.	2,627,356	275,609,644
Dollar Tree, Inc.(a)(b)	2,360,045	267,983,110
Kroger Co. (The)	7,318,648	513,037,225
Sysco Corp.	5,790,163	460,896,975
Target Corp.	5,427,074	545,420,937
Walgreens Boots Alliance, Inc.	8,540,248	99,408,487
Walmart, Inc	51,606,827	5,056,436,909

		12,198,655,075

Containers & Packaging — 0.2%
Amcor plc	27,370,542	255,914,568
Avery Dennison Corp.	933,673	156,642,319
Ball Corp.	3,314,368	189,780,712
International Paper Co.	6,305,999	294,742,393
Packaging Corp. of America	1,067,434	206,815,338
Smurfit WestRock plc	5,923,767	262,896,779

		1,366,792,109

Distributors — 0.1%
Genuine Parts Co.	1,655,761	213,394,478
LKQ Corp.	3,094,726	91,201,575
Pool Corp.	448,860	138,311,720

		442,907,773

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	85,948,402	2,355,845,699
Verizon Communications, Inc.	50,359,039	2,153,352,507

		4,509,198,206

Electric Utilities — 1.6%
Alliant Energy Corp.	3,068,677	199,494,692
American Electric Power Co., Inc.	6,380,446	721,883,660
Constellation Energy Corp.	3,743,648	1,302,190,520
Duke Energy Corp.	9,284,281	1,129,339,941
Edison International	4,595,818	239,534,034
Entergy Corp.	5,330,484	482,035,668
Evergy, Inc.	2,748,537	194,596,420
Eversource Energy	4,388,434	290,075,487
Exelon Corp.	12,058,574	541,912,316
FirstEnergy Corp.	6,135,389	262,042,464

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	24,589,475	$1,747,328,094
NRG Energy, Inc.	2,335,028	390,416,682
PG&E Corp.	26,250,308	368,029,318
Pinnacle West Capital Corp.	1,425,579	129,185,969
PPL Corp.	8,829,857	315,137,596
Southern Co. (The)	13,128,059	1,240,339,014
Xcel Energy, Inc.	6,888,718	505,907,450

		10,059,449,325

Electrical Equipment — 1.0%
AMETEK, Inc.	2,757,491	509,722,211
Eaton Corp. plc	4,674,075	1,798,210,134
Emerson Electric Co.	6,714,578	977,038,245
GE Vernova, Inc.	3,260,060	2,152,585,017
Generac Holdings, Inc.(a)(b)	709,726	138,176,555
Hubbell, Inc.	638,051	279,134,552
Rockwell Automation, Inc.	1,346,939	473,731,916

		6,328,598,630

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	14,448,318	1,538,890,350
CDW Corp.	1,573,229	274,339,673
Corning, Inc.	9,207,260	582,267,122
Jabil, Inc.	1,281,859	286,072,473
Keysight Technologies, Inc.(a)(b)	2,064,177	338,339,252
Ralliant Corp.(b)	—	9
TE Connectivity plc	3,542,166	728,800,655
Teledyne Technologies, Inc.(a)(b)	560,044	308,595,445
Trimble, Inc.(a)(b)	2,850,178	239,101,433
Zebra Technologies Corp., Class A(b)	607,419	205,927,189

		4,502,333,601

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	11,834,380	533,138,819
Halliburton Co.	10,268,718	230,019,283
Schlumberger NV	17,925,572	605,884,334

		1,369,042,436

Entertainment — 1.6%
Electronic Arts, Inc.	2,726,249	415,725,710
Live Nation Entertainment, Inc.(a)(b)	1,882,484	278,042,887
Netflix, Inc.(b)	5,083,155	5,893,409,907
Take-Two Interactive Software, Inc.(b)	2,023,705	450,739,815
TKO Group Holdings, Inc., Class A(a)	801,109	134,594,323
Walt Disney Co. (The)(a)	21,473,544	2,557,713,826
Warner Bros Discovery, Inc.(a)(b)	26,892,020	354,167,903

		10,084,394,371

Financial Services — 4.2%
Apollo Global Management, Inc.	5,392,184	783,592,179
Berkshire Hathaway, Inc., Class B(a)(b)	21,902,953	10,335,565,462
Block, Inc., Class A(a)(b)	6,636,068	512,702,614
Corpay, Inc.(a)(b)	842,398	272,136,674
Fidelity National Information Services, Inc.	6,275,643	498,348,810
Fiserv, Inc.(a)(b)	6,622,567	920,139,459
Global Payments, Inc.	2,913,200	232,910,340
Jack Henry & Associates, Inc.	868,140	147,423,194
Mastercard, Inc., Class A	9,689,038	5,488,549,356
PayPal Holdings, Inc.(a)(b)	11,616,871	798,776,050
Visa, Inc., Class A	20,437,467	7,060,531,724

		27,050,675,862

Food Products — 0.6%
Archer-Daniels-Midland Co.	5,739,208	310,950,290
Bunge Global SA	1,605,077	128,020,942
Campbell’s Co. (The)	2,342,760	74,780,899
Conagra Brands, Inc.	5,702,170	104,121,624

2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
General Mills, Inc.	6,540,739	$320,365,396
Hershey Co. (The)	1,767,327	328,952,575
Hormel Foods Corp.	3,481,266	97,788,762
J M Smucker Co. (The)	1,269,008	136,215,319
Kellanova	3,211,795	256,397,595
Kraft Heinz Co. (The)	10,320,203	283,392,774
Lamb Weston Holdings, Inc.	1,685,315	96,180,927
McCormick & Co., Inc. (Non-Voting), NVS	3,018,061	213,165,648
Mondelez International, Inc., Class A	15,465,812	1,000,483,378
Tyson Foods, Inc., Class A	3,418,900	178,808,470

		3,529,624,599

Gas Utilities — 0.0%
Atmos Energy Corp.	1,897,489	295,856,485

Ground Transportation — 0.9%
CSX Corp.	22,439,808	797,510,777
JB Hunt Transport Services, Inc.	935,802	134,802,278
Norfolk Southern Corp.	2,692,792	748,596,176
Old Dominion Freight Line, Inc.	2,221,593	331,572,755
Uber Technologies, Inc.(a)(b)	24,977,903	2,191,810,988
Union Pacific Corp.	7,137,146	1,584,232,298

		5,788,525,272

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	20,781,702	2,622,442,975
Align Technology, Inc.(a)(b)	813,669	104,971,438
Baxter International, Inc.	6,129,729	133,382,903
Becton Dickinson & Co.	3,423,259	610,195,917
Boston Scientific Corp.(b)	17,671,095	1,854,051,287
Cooper Cos., Inc. (The)(a)(b)	2,388,640	168,852,962
Dexcom, Inc.(b)	4,683,116	378,255,279
Edwards Lifesciences Corp.(b)	7,006,551	555,689,560
GE HealthCare Technologies, Inc.(a)	5,468,989	390,048,296
Hologic, Inc.(a)(b)	2,662,313	177,895,755
IDEXX Laboratories, Inc.(a)(b)	960,156	513,020,952
Insulet Corp.(a)(b)	841,063	242,562,569
Intuitive Surgical, Inc.(b)	4,281,601	2,059,835,425
Medtronic plc	15,319,531	1,382,434,478
ResMed, Inc.	1,751,863	476,401,624
Solventum Corp.(a)(b)	1,653,559	117,997,970
STERIS plc	1,173,588	265,805,946
Stryker Corp.	4,108,316	1,613,458,943
Zimmer Biomet Holdings, Inc.	2,363,471	216,612,117

		13,883,916,396

Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,851,092	442,546,500
Cencora, Inc.	2,060,684	589,520,479
Centene Corp.(b)	5,943,963	154,959,115
Cigna Group (The)	3,191,390	853,313,858
CVS Health Corp.	14,974,756	929,932,348
DaVita, Inc.(a)(b)	496,558	69,701,846
Elevance Health, Inc.	2,698,456	763,878,924
HCA Healthcare, Inc.	2,068,835	732,346,902
Henry Schein, Inc.(a)(b)	1,454,110	98,370,542
Humana, Inc.	1,441,390	360,160,119
Labcorp Holdings, Inc.	999,345	259,909,648
McKesson Corp.	1,494,589	1,036,557,255
Molina Healthcare, Inc.(a)(b)	647,448	102,212,616
Quest Diagnostics, Inc.	1,333,527	223,245,755
UnitedHealth Group, Inc.	10,835,309	2,704,059,714
Universal Health Services, Inc., Class B	683,411	113,753,761

		9,434,469,382

Security	Shares	Value

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,834,753	$140,230,172
Healthpeak Properties, Inc.	8,325,848	141,039,865
Ventas, Inc.	5,389,910	362,094,154
Welltower, Inc.	7,420,715	1,224,937,425

		1,868,301,616

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,321,741	130,817,768

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)(b)	5,154,721	682,536,607
Booking Holdings, Inc.	388,462	2,138,118,156
Caesars Entertainment, Inc.(a)(b)	2,484,450	66,285,126
Carnival Corp.(a)(b)	12,541,491	373,360,187
Chipotle Mexican Grill, Inc.(a)(b)	16,093,652	690,095,798
Darden Restaurants, Inc.	1,397,763	281,886,864
Domino’s Pizza, Inc.	408,776	189,349,131
DoorDash, Inc., Class A(a)(b)	4,094,964	1,024,764,741
Expedia Group, Inc.	1,452,717	261,808,658
Hilton Worldwide Holdings, Inc.	2,839,009	761,081,533
Las Vegas Sands Corp.	4,051,163	212,280,941
Marriott International, Inc., Class A	2,715,277	716,371,531
McDonald’s Corp.	8,540,815	2,562,842,357
MGM Resorts International(a)(b)	2,470,826	90,061,608
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,337,096	136,416,174
Royal Caribbean Cruises Ltd.	2,983,683	948,423,315
Starbucks Corp.	13,574,124	1,210,268,896
Wynn Resorts Ltd.	1,051,285	114,621,603
Yum! Brands, Inc.	3,322,581	478,950,051

		12,939,523,277

Household Durables — 0.3%
DR Horton, Inc.	3,302,218	471,688,819
Garmin Ltd.	1,839,930	402,503,087
Lennar Corp., Class A	2,773,323	311,111,374
Mohawk Industries, Inc.(a)(b)	624,353	71,494,662
NVR, Inc.(a)(b)	35,217	265,870,390
PulteGroup, Inc.	2,393,759	270,303,266

		1,792,971,598

Household Products — 0.9%
Church & Dwight Co., Inc.	2,941,322	275,807,764
Clorox Co. (The)	1,472,452	184,881,073
Colgate-Palmolive Co.	9,679,866	811,656,764
Kimberly-Clark Corp.	3,963,567	493,939,719
Procter & Gamble Co. (The)	28,004,891	4,213,895,949

		5,980,181,269

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	8,479,664	111,507,582
Vistra Corp.(a)	4,050,777	844,749,035

		956,256,617

Industrial Conglomerates — 0.4%
3M Co.	6,428,813	959,307,476
Honeywell International, Inc.	7,676,442	1,706,856,879

		2,666,164,355

Industrial REITs — 0.2%
Prologis, Inc.	11,084,017	1,183,551,335

Insurance — 1.9%
Aflac, Inc.	5,811,990	577,479,326
Allstate Corp. (The)	3,162,849	642,849,059
American International Group, Inc.	6,884,224	534,422,309
Aon plc, Class A	2,578,856	917,324,868
Arch Capital Group Ltd.	4,464,228	384,191,462
Arthur J Gallagher & Co.	3,058,834	878,650,067

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	605,698	$113,447,235
Brown & Brown, Inc.	3,342,362	305,391,616
Chubb Ltd.	4,451,494	1,184,275,464
Cincinnati Financial Corp.	1,866,733	275,361,785
Erie Indemnity Co., Class A, NVS	297,634	106,029,136
Everest Group Ltd.	507,956	170,571,625
Globe Life, Inc.	986,248	138,538,257
Hartford Insurance Group, Inc. (The)	3,393,892	422,166,226
Loews Corp.	2,079,279	188,257,921
Marsh & McLennan Cos., Inc.	5,885,603	1,172,412,118
MetLife, Inc.	6,735,963	511,596,390
Principal Financial Group, Inc.	2,464,009	191,773,820
Progressive Corp. (The)(a)	7,002,224	1,694,818,297
Prudential Financial, Inc.	4,228,449	437,982,747
Travelers Cos., Inc. (The)	2,706,551	704,352,832
Willis Towers Watson plc	1,184,824	374,179,267
WR Berkley Corp.	3,575,567	246,034,765

		12,172,106,592
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	69,517,873	13,340,479,829
Alphabet, Inc., Class C, NVS	56,077,647	10,815,135,000
Match Group, Inc.	2,929,519	100,394,616
Meta Platforms, Inc., Class A	25,934,500	20,058,779,680

		44,314,789,125
IT Services — 1.0%
Accenture plc, Class A	7,478,150	1,997,413,865
Akamai Technologies, Inc.(a)(b)	1,746,143	133,248,172
Cognizant Technology Solutions Corp., Class A	5,889,321	422,617,675
EPAM Systems, Inc.(a)(b)	674,794	106,421,762
Gartner, Inc.(b)	918,894	311,183,453
GoDaddy, Inc., Class A(a)(b)	1,701,834	274,982,338
International Business Machines Corp.	11,101,657	2,810,384,469
VeriSign, Inc.	1,004,172	269,991,726

		6,326,243,460
Leisure Products — 0.0%
Hasbro, Inc.	1,573,604	118,272,077

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,405,176	390,948,257
Bio-Techne Corp.	1,884,473	103,137,207
Charles River Laboratories International, Inc.(a)(b)	586,722	99,531,520
Danaher Corp.	7,608,223	1,500,037,247
IQVIA Holdings, Inc.(a)(b)	1,963,141	364,869,386
Mettler-Toledo International, Inc.(a)(b)	247,964	305,908,228
Revvity, Inc.(a)	1,408,446	123,802,403
Thermo Fisher Scientific, Inc.	4,509,324	2,108,920,648
Waters Corp.(a)(b)	710,686	205,217,689
West Pharmaceutical Services, Inc.	857,773	205,230,768

		5,407,603,353
Machinery — 1.6%
Caterpillar, Inc.	5,618,304	2,460,929,518
Cummins, Inc.	1,645,116	604,777,544
Deere & Co.	3,015,905	1,581,450,105
Dover Corp.	1,637,747	296,661,492
Fortive Corp.	4,056,452	194,425,744
IDEX Corp.	901,837	147,459,368
Illinois Tool Works, Inc.	3,184,419	815,115,732
Ingersoll Rand, Inc.(a)	4,819,063	407,837,302
Nordson Corp.	645,878	138,353,526
Otis Worldwide Corp.	4,714,349	403,972,566
PACCAR, Inc.	6,270,603	619,284,752
Parker-Hannifin Corp.	1,525,861	1,116,777,666
Pentair plc	1,967,029	201,030,364

Security	Shares	Value

Machinery (continued)
Snap-on, Inc.	624,059	$200,441,510
Stanley Black & Decker, Inc.	1,847,665	124,994,537
Westinghouse Air Brake Technologies Corp.	2,044,044	392,558,650
Xylem, Inc.	2,907,107	420,425,814

		10,126,496,190
Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	1,139,771	307,008,717
Comcast Corp., Class A	44,485,704	1,478,259,944
Fox Corp., Class A, NVS	2,556,326	142,540,738
Fox Corp., Class B	1,572,330	80,408,956
Interpublic Group of Cos., Inc. (The)	4,431,991	109,026,979
News Corp., Class A, NVS	4,500,911	131,966,710
News Corp., Class B(a)	1,330,254	44,457,089
Omnicom Group, Inc.	2,330,384	167,904,167
Paramount Global, Class B, NVS(a)	7,187,729	90,349,753
Trade Desk, Inc. (The), Class A(a)(b)	5,348,622	465,116,169

		3,017,039,222
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	17,155,231	690,326,495
Newmont Corp.	13,294,945	825,616,085
Nucor Corp.	2,756,113	394,317,087
Steel Dynamics, Inc.	1,648,664	210,303,580

		2,120,563,247
Multi-Utilities — 0.6%
Ameren Corp.	3,228,866	326,535,219
CenterPoint Energy, Inc.	7,796,292	302,652,055
CMS Energy Corp.	3,573,384	263,715,739
Consolidated Edison, Inc.	4,303,673	445,430,156
Dominion Energy, Inc.	10,185,650	595,351,243
DTE Energy Co.	2,478,205	343,008,354
NiSource, Inc.	5,622,556	238,677,502
Public Service Enterprise Group, Inc.	5,960,813	535,221,399
Sempra	7,789,625	636,256,570
WEC Energy Group, Inc.	3,811,539	415,762,674

		4,102,610,911
Office REITs — 0.0%
BXP, Inc.	1,739,882	113,840,479

Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	4,310,378	83,147,192
Chevron Corp.	22,907,043	3,473,623,928
ConocoPhillips	15,079,193	1,437,650,261
Coterra Energy, Inc.	9,115,796	222,334,264
Devon Energy Corp.	7,669,983	254,796,835
Diamondback Energy, Inc.	2,233,122	331,975,917
EOG Resources, Inc.	6,519,426	782,461,509
EQT Corp.	7,149,989	384,311,909
Expand Energy Corp.	2,586,804	271,045,323
Exxon Mobil Corp.	51,482,345	5,747,488,996
Kinder Morgan, Inc.	23,091,113	647,936,631
Marathon Petroleum Corp.	3,669,406	624,496,207
Occidental Petroleum Corp.	8,462,785	371,854,773
ONEOK, Inc.	7,461,241	612,642,498
Phillips 66	4,867,330	601,504,641
Targa Resources Corp.	2,591,144	431,192,273
Texas Pacific Land Corp.(a)	225,017	217,845,708
Valero Energy Corp.	3,741,330	513,722,022
Williams Cos., Inc. (The)	14,584,749	874,355,703

		17,884,386,590
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,798,664	414,966,911
Southwest Airlines Co.	6,806,958	210,539,211

2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
United Airlines Holdings, Inc.(a)(b)	3,901,428	$344,535,107

		970,041,229

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,797,315	261,101,382
Kenvue, Inc.	22,932,365	491,669,906

		752,771,288

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	24,308,001	1,052,779,523
Eli Lilly & Co.	9,395,642	6,953,432,775
Johnson & Johnson	28,739,558	4,734,554,785
Merck & Co., Inc.	29,993,618	2,343,101,438
Pfizer, Inc.	67,909,573	1,581,613,955
Viatris, Inc.	14,019,861	122,533,585
Zoetis, Inc., Class A	5,318,112	775,327,549

		17,563,343,610

Professional Services — 0.6%
Automatic Data Processing, Inc.	4,849,028	1,500,774,166
Broadridge Financial Solutions, Inc.	1,402,710	347,184,752
Dayforce, Inc.(a)(b)	1,909,342	110,111,753
Equifax, Inc.	1,483,195	356,307,935
Jacobs Solutions, Inc.	1,435,347	203,632,679
Leidos Holdings, Inc.	1,537,572	245,473,370
Paychex, Inc.	3,828,888	552,623,405
Paycom Software, Inc.	582,346	134,836,393
Verisk Analytics, Inc.	1,671,334	465,817,499

		3,916,761,952

Real Estate Management & Development — 0.2%(a)(b)
CBRE Group, Inc., Class A	3,507,232	546,216,312
CoStar Group, Inc.	5,039,266	479,687,730

		1,025,904,042

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,698,507	316,397,884
Camden Property Trust	1,276,085	139,348,482
Equity Residential	4,084,630	258,148,616
Essex Property Trust, Inc.	769,057	200,093,250
Invitation Homes, Inc.	6,808,466	208,679,483
Mid-America Apartment Communities, Inc.	1,398,126	199,135,086
UDR, Inc.	3,601,105	141,487,416

		1,463,290,217

Retail REITs — 0.3%
Federal Realty Investment Trust	927,478	85,476,372
Kimco Realty Corp.	8,090,966	171,771,208
Realty Income Corp.	10,786,359	605,438,331
Regency Centers Corp.	1,951,023	139,303,042
Simon Property Group, Inc.	3,664,872	600,269,385

		1,602,258,338

Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(a)(b)	19,367,070	3,414,608,112
Analog Devices, Inc.	5,924,522	1,330,825,377
Applied Materials, Inc.	9,704,791	1,747,444,667
Broadcom, Inc.	56,162,506	16,494,928,012
Enphase Energy, Inc.(a)(b)	1,579,134	51,100,776
First Solar, Inc.(a)(b)	1,280,681	223,773,391
Intel Corp.	52,102,255	1,031,624,649
KLA Corp.	1,579,523	1,388,448,103
Lam Research Corp.	15,284,208	1,449,554,287
Microchip Technology, Inc.	6,423,586	434,170,178
Micron Technology, Inc.	13,349,314	1,456,944,130
Monolithic Power Systems, Inc.	571,636	406,570,388
NVIDIA Corp.	291,303,228	51,814,105,164

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	3,017,496	$645,050,120
ON Semiconductor Corp.(a)(b)	4,991,916	281,344,386
QUALCOMM, Inc.	13,106,134	1,923,456,226
Skyworks Solutions, Inc.	1,793,867	122,951,644
Teradyne, Inc.	1,916,537	205,893,570
Texas Instruments, Inc.	10,851,201	1,964,718,453

		86,387,511,633

Software — 11.8%
Adobe, Inc.(a)(b)	5,091,439	1,821,156,816
Autodesk, Inc.(a)(b)	2,555,250	774,521,828
Cadence Design Systems, Inc.(a)(b)	3,261,237	1,188,949,173
Crowdstrike Holdings, Inc., Class A(a)(b)	2,975,031	1,352,359,842
Datadog, Inc., Class A(a)(b)	3,812,678	533,698,666
Fair Isaac Corp.(b)	290,318	417,105,677
Fortinet, Inc.(b)	7,588,405	758,081,660
Gen Digital, Inc.	6,519,180	192,250,618
Intuit, Inc.	3,339,277	2,621,766,551
Microsoft Corp.	88,779,110	47,363,655,185
Oracle Corp.	19,427,360	4,930,081,147
Palantir Technologies, Inc., Class A(b)	25,405,697	4,022,992,120
Palo Alto Networks, Inc.(a)(b)	7,908,769	1,372,962,298
PTC, Inc.(a)(b)	1,432,965	307,815,212
Roper Technologies, Inc.	1,283,748	706,574,899
Salesforce, Inc.	11,460,191	2,960,511,141
ServiceNow, Inc.(a)(b)	2,472,329	2,331,702,926
Synopsys, Inc.(a)(b)	2,203,535	1,395,873,316
Tyler Technologies, Inc.(a)(b)	514,623	300,828,021
Workday, Inc., Class A(a)(b)	2,587,712	593,569,379

		75,946,456,475

Specialized REITs — 0.8%
American Tower Corp.	5,591,403	1,165,192,471
Crown Castle, Inc.	5,201,368	546,611,763
Digital Realty Trust, Inc.	3,781,610	667,227,269
Equinix, Inc.	1,168,663	917,599,128
Extra Space Storage, Inc.	2,534,527	340,539,048
Iron Mountain, Inc.	3,524,023	343,098,879
Public Storage	1,885,721	512,802,969
SBA Communications Corp.	1,283,035	288,323,625
VICI Properties, Inc.	12,622,220	411,484,372
Weyerhaeuser Co.	8,663,047	217,009,327

		5,409,888,851

Specialty Retail — 1.7%
AutoZone, Inc.(a)(b)	199,975	753,581,790
Best Buy Co., Inc.	2,301,277	149,721,082
CarMax, Inc.(a)(b)	1,819,723	103,014,519
Home Depot, Inc. (The)	11,872,471	4,363,251,817
Lowe’s Cos., Inc.	6,685,211	1,494,612,623
O’Reilly Automotive, Inc.(a)(b)	10,211,291	1,003,974,131
Ross Stores, Inc.	3,928,237	536,361,480
TJX Cos., Inc. (The)	13,336,240	1,660,761,967
Tractor Supply Co.	6,333,210	360,676,310
Ulta Beauty, Inc.(a)(b)	539,652	277,926,177
Williams-Sonoma, Inc.	1,465,117	274,050,135

		10,977,932,031

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	178,405,142	37,031,555,325
Dell Technologies, Inc., Class C	3,578,848	474,877,341
Hewlett Packard Enterprise Co.	15,689,887	324,623,762
HP, Inc.	11,259,724	279,241,155
NetApp, Inc.	2,429,631	252,997,476
Seagate Technology Holdings plc	2,534,595	397,956,761
Super Micro Computer, Inc.(a)(b)	6,130,590	361,520,893

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2025	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	4,167,293	$327,924,286

		39,450,696,999

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)(b)	1,813,302	192,518,273
Lululemon Athletica, Inc.(b)	1,320,131	264,725,869
NIKE, Inc., Class B	14,064,945	1,050,510,742
Ralph Lauren Corp., Class A	476,842	142,456,548
Tapestry, Inc.	2,481,198	268,043,820

		1,918,255,252

Tobacco — 0.7%
Altria Group, Inc.	20,120,143	1,246,241,657
Philip Morris International, Inc.	18,592,295	3,050,065,995

		4,296,307,652

Trading Companies & Distributors — 0.3%
Fastenal Co.	13,703,230	632,130,000
United Rentals, Inc.	776,007	685,167,621
WW Grainger, Inc.	522,378	543,032,826

		1,860,330,447

Water Utilities — 0.1%
American Water Works Co., Inc.	2,329,251	326,654,160

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,695,803	1,357,936,393

Total Long-Term Investments — 99.9% (Cost: $569,855,641,087)		641,857,026,738

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%(c)(d)

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)	2,900,661,182	$2,901,821,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%	272,789,124	272,789,124

Total Short-Term Securities — 0.5% (Cost: $3,173,152,946)		3,174,610,569

Total Investments — 100.4% (Cost: $573,028,794,033)		645,031,637,307

Liabilities in Excess of Other Assets — (0.4)%		(2,512,220,068)

Net Assets — 100.0%		$642,519,417,239

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	1,976	09/19/25	$629,776	$24,895,392

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$641,857,026,738	$—	$—	$641,857,026,738

Short-Term Securities
Money Market Funds	3,174,610,569	—	—	3,174,610,569

	$645,031,637,307	$—	$—	$645,031,637,307

Derivative Financial Instruments(a)
Assets
Equity contracts	$24,895,392	$—	$—	$24,895,392

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

July 31, 2025

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$639,933,058,194
Investments, at value — affiliated(c)	5,098,579,113
Cash	32,028
Cash pledged:
Futures contracts	42,983,000
Receivables:
Securities lending income — affiliated	394,954
Capital shares sold	12,061,363
Dividends — unaffiliated	348,447,891
Dividends — affiliated	2,454,555

Total assets	645,438,011,098

LIABILITIES
Collateral on securities loaned	2,759,091,828
Payables:
Investments purchased	140,493,211
Capital shares redeemed	852,824
Investment advisory fees	16,159,660
Variation margin on futures contracts	1,996,336

Total liabilities	2,918,593,859

Commitments and contingent liabilities

NET ASSETS	$642,519,417,239

NET ASSETS CONSIST OF:
Paid-in capital	$556,415,593,189
Accumulated earnings	86,103,824,050

NET ASSETS	$642,519,417,239

NET ASSET VALUE
Shares outstanding	1,011,800,000

Net asset value	$635.03

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$568,273,582,106
(b) Securities loaned, at value	$2,783,621,833
(c) Investments, at cost — affiliated	$4,755,211,927

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International
Nasdaq	National Association of Securities Dealers Automated Quotations
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: September 23, 2025

By:	/s/Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2025